INCOME TAX - Movements in the deferred tax assets and liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	₽ (10,413)	₽ (7,891)
Recognised in profit / loss	4,521	(1,462)
Recognised in other comprehensive income	(20)	(6)
Effect of disposal	(306)	(1,054)
Net deferred tax liability at the end of the period	(6,218)	(10,413)
Property, plant and equipment
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(18,250)	(17,954)
Recognised in profit / loss	(1,352)	(318)
Recognised in other comprehensive income	32	19
Effect of disposal	(110)	3
Net deferred tax liability at the end of the period	(19,680)	(18,250)
Other intangible assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(6,314)	(6,564)
Recognised in profit / loss	998	314
Effect of disposal	(142)	(64)
Net deferred tax liability at the end of the period	(5,458)	(6,314)
Potential distributions from/ to Group's subsidiaries/ associates and joint ventures
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(2,506)	(2,430)
Recognised in profit / loss	166	(42)
Recognised in other comprehensive income	(86)	(34)
Net deferred tax liability at the end of the period	(2,426)	(2,506)
Licenses
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,699)	(1,739)
Recognised in profit / loss	24	47
Recognised in other comprehensive income		(7)
Net deferred tax liability at the end of the period	(1,675)	(1,699)
Customer base
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(470)	(576)
Recognised in profit / loss	107	106
Effect of disposal	(229)
Net deferred tax liability at the end of the period	(592)	(470)
Capitalization of cost to obtain and fulfill contracts
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(1,668)	(1,448)
Recognised in profit / loss	(162)	(220)
Net deferred tax liability at the end of the period	(1,830)	(1,668)
Accrued expenses for services
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	7,158	7,929
Recognised in profit / loss	588	(710)
Recognised in other comprehensive income	(1)	5
Effect of disposal	69	(66)
Net deferred tax liability at the end of the period	7,814	7,158
Write-down of inventories
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	413	681
Recognised in profit / loss	(178)	(211)
Recognised in other comprehensive income		10
Effect of disposal	3	(67)
Net deferred tax liability at the end of the period	238	413
Tax effect of Allowance for ECL
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	2,713	2,947
Recognised in profit / loss	533	(112)
Recognised in other comprehensive income	3	3
Effect of disposal	5	(125)
Net deferred tax liability at the end of the period	3,254	2,713
Tax effect of right-of-use assets
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(25,686)	(27,433)
Recognised in profit / loss	(392)	1,761
Recognised in other comprehensive income	2	(14)
Net deferred tax liability at the end of the period	(26,076)	(25,686)
Lease obligations
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	29,910	30,953
Recognised in profit / loss	1,181	(1,052)
Recognised in other comprehensive income	(1)	12
Effect of disposal	3	(3)
Net deferred tax liability at the end of the period	31,093	29,910
Loss carryforward
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	3,961	4,634
Recognised in profit / loss	1,801	56
Effect of disposal	95	(729)
Net deferred tax liability at the end of the period	5,857	3,961
Contract liabilities.
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	1,430	1,230
Recognised in profit / loss	176	203
Effect of disposal		(3)
Net deferred tax liability at the end of the period	1,606	1,430
Debt modification
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	(123)	(433)
Recognised in profit / loss	50	310
Net deferred tax liability at the end of the period	(73)	(123)
Hedge and other
Assets / (liabilities) arising from tax effect of:
Net deferred tax liability at the beginning of the period	718	2,312
Recognised in profit / loss	981	(1,594)
Recognised in other comprehensive income	31
Net deferred tax liability at the end of the period	₽ 1,730	₽ 718